DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The partnership’s debt obligations include the following:

	Dec. 31, 2020		Dec. 31, 2019
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	1.75%	$1,357	3.33%	$836
Brookfield Property Partners’ corporate bonds	4.14%	1,890	4.25%	1,082
Brookfield Property REIT Inc. term debt	2.90%	3,976	4.17%	4,010
Brookfield Property REIT Inc. senior secured notes	5.75%	945	5.75%	1,000
Brookfield Property REIT Inc. corporate facility	2.41%	1,015	4.03%	715
Brookfield Property REIT Inc. junior subordinated notes	1.66%	206	3.39%	206
Subsidiary borrowings	1.69%	196	3.27%	202

Secured debt obligations:
Funds subscription credit facilities(1)	2.51%	315	2.83%	57
Fixed rate	4.27%	28,446	4.35%	28,717
Variable rate	3.61%	16,629	4.52%	19,121
Deferred financing costs		(258)		(418)
Total debt obligations		$54,717		$55,528

Current		$13,074		$8,825
Non-current		41,263		46,565
Debt associated with assets held for sale		380		138
Total debt obligations		$54,717		$55,528
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2021 to 2022, however, approximately 3% of its debt obligations represent non-recourse mortgages on retail assets where the partnership has suspended contractual payment, and is currently engaging in modification or restructuring discussions with the respective creditors. The partnership is generally seeking relief given the circumstances resulting from the current economic slowdown, and may or may not be successful with these negotiations. If the partnership is unsuccessful, it is possible that certain properties securing these loans could be transferred to the lenders.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2020			Dec. 31, 2019
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. dollars	$37,413	$	$37,413	$39,286	$	$39,286
British pounds	6,809		£4,981	6,997		£5,279
Canadian dollars	4,408	C$	5,613	3,431	C$	4,457
South Korean Won	2,093	₩	2,280,000	1,973	₩	2,280,000
Australian dollars	1,473	A$	1,914	1,273	A$	1,814
Indian Rupee	2,257	Rs	164,753	2,209	Rs	157,797
Brazilian reais	180	R$	936	480	R$	1,935
China Yuan	22	C¥	143	11	C¥	78
Euros	320		€262	286		€255
Deferred financing costs	(258)			(418)
Total debt obligations	$54,717			$55,528
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2019	Debt obligation issuance, net of repayments	Deconsolidation due to loss of control	Debt from asset acquisitions	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Dec. 31, 2020
Debt obligations	$55,528	1,571	(2,105)	364	(1,199)	145	430	(17)	$54,717